ENVIRONMENTAL REHABILITATION OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2019
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of assumptions used to calculate provision

	Inflation rate	Discount rate	LOM
2019
SA gold operations	6%	6.69% - 9.99%	1 – 19 years
SA PGM operations	6%	6.69% - 10.09%	1 – 31 years
US PGM operations	2%	2.32% - 2.39%	25 – 37 years
2018
SA gold operations	6%	6.27% - 9.73%	1 – 19 years
SA PGM operations	6%	6.27% -9.81%	1 – 28 years
US PGM operations	2%	2.87% -3.02%	26 – 38 years

Schedule of environmental rehabilitation obligation activity

Figures in million - SA rand	Note	2019	2018	2017
Balance at beginning of the year		6,294.2	4,678.7	3,982.2
Interest charge	5	578.7	398.8	357.1
Payment of environmental rehabilitation obligation[1]		(34.9)	(32.3)	(26.9)
Change in estimates charged to profit or loss[2]		88.9	(90.4)	248.9
Change in estimates capitalised[2]		105.1	618.8	(177.7)
Environmental rehabilitation obligation on acquisition of subsidiaries	14	1,696.9	672.7	312.1
Foreign currency translation		(14.1)	47.9	(17.0)
Balance at end of the year		8,714.8	6,294.2	4,678.7
Environmental rehabilitation obligation and other provisions consists of:
Environmental rehabilitation obligation		8,597.6	6,176.2	4,678.7
Other provisions		117.2	118.0	-
Environmental rehabilitation obligation and other provisions		8,714.8	6,294.2	4,678.7

[1] The cost of ongoing current programmes to prevent and control environmental disturbances, including reclamation activities, is charged to cost of sales as incurred

[2] Changes in estimates are defined as changes in reserves and corresponding changes in life of mine, changes in discount rates, and changes in laws and regulations governing environmental matters